Expense Example - DoubleLine Ultrashort Income ETF - DoubleLine Ultrashort Income ETF	Mar. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 58